Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation
Share-based compensation

18.          Share-based compensation

2020 share incentive plan

In June 2020, the Group terminated its share incentive plan adopted in December 2010, November 2013, April 2014 (the “Terminated Plans”) and adopted a 2020 share incentive plan, which is referred to as the 2020 Share Incentive Plan (the “2020 Plan”). The awards that are granted and outstanding under the Terminated Plans remain effective under the 2020 Plan, subject to any amendment and modification to the original award agreements that the Company shall determine.

During the years ended December 31, 2021, 2022 and 2023, the number of vested shares relating to the Terminated Plans was 426,000, 330,000 and 320,000, the number of forfeited shares relating to the Terminated Plans was 210,000, nil and nil, respectively. As of December 31, 2023, the number of unvested shares relating to the Terminated Plans was nil.

Under the 2020 Plan, the maximum aggregate number of shares of the Company that may be granted is 31,000,000, which consists of (i) 21,039,742 common shares reserved for issuance, which were previously reserved under the Terminated Plans but not granted under the Terminated Plans, (ii) 9,667,230 common shares repurchased pursuant to the share repurchase programs authorized by the Company, and (iii) 293,028 common shares reserved for issuance under the 2020 Plan.

In March 2023, the Board of Directors of the Company amended and restated the 2020 Plan, the maximum aggregate number of shares of the Company available for grant of awards was increased from 31,000,000 to 46,561,200. The number of shares available for such grants as of December 31, 2023 is 4,155,445 (2022: 2,202,325).

As of December 31, 2023, the restricted shares units granted to employees and officers (excluding those forfeited) under the 2020 Plan vest as follows:

(1)	15,059,340 of these restricted shares should be vested over a two-year schedule in which half of the restricted shares shall be vested upon the first and second anniversary of the grant day, respectively.
(2)	90,000 of these restricted shares should be vested over a three-year schedule in which one-third of the restricted shares shall be vested upon the first, second and third anniversary of the grant day, respectively. Among which, 30,000 shares were vested in an accelerated manner in December 2021.
(3)	25,141,915 of these restricted shares should be vested over a three-year schedule in which two-third of the restricted shares shall be vested upon the second anniversary and one-third of the restricted shares shall be vested upon the third anniversary of the grant day, respectively. Among which, 1,699,990 shares, 133,335 shares and 333,330 shares were vested in an accelerated manner in June 2022, November 2022 and August 2023, respectively.
(4)	500,000 of these restricted shares shall be vested over a five-year schedule in which one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant day, respectively. Among which, 100,000 shares were vested in an accelerated manner in December 2021.
(5)	500 of these restricted shares should be vested immediately.

18.           Share-based compensation (Continued)

2020 share incentive plan (Continued)

A summary of the restricted shares activities under the 2020 Plan for the years ended December 31, 2021, 2022 and 2023 is presented below:

		Weighted-average
	Number of	grant-date fair
	restricted shares	value (USD)
Unvested as of January 1, 2021	—
Granted	31,091,840	0.83
Vested	(2,429,965)
Forfeited	(2,777,500)
Unvested as of December 31, 2021	25,884,375
Expected to vest as of December 31, 2021	19,413,281
Unvested as of January 1, 2022	25,884,375
Granted	2,200,000	0.31
Vested	(9,509,660)
Forfeited	(1,716,665)
Unvested as of December 31, 2022	16,858,050
Expected to vest as of December 31, 2022	12,643,538
Unvested as of January 1, 2023	16,858,050
Granted	12,485,750	0.36
Vested	(11,195,165)
Forfeited	(491,670)
Unvested as of December 31, 2023	17,656,965
Expected to vest as of December 31, 2023	13,242,724

Based upon the Company’s historical and expected forfeitures for restricted share units granted, the directors of the Company estimated that its future forfeiture rate would be 25% for employees and management.

As of December 31, 2023, the total unrecognized compensation expense relating to the restricted shares was USD5,161,700 (2022: USD10,161,200).

Total compensation costs recognized for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Years ended December 31,
(In thousands)	2021	2022	2023
Sales and marketing expenses	59	—	48
General and administrative expenses	4,682	6,855	8,113
Research and development expenses	1,429	1,329	1,515
Total	6,170	8,184	9,676

Note: For the year ended December 31, 2021, 2022 and 2023, the compensation costs recognized in relation to the shares awarded under the Terminated Plans amounted to USD800,700, USD748,800 and USD352,000, respectively.